TAX STATUS (Details) - Dillard's, Inc. Investment & Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025
TAX STATUS
Determination letter obtained	true
Determination letter date	Nov. 01, 2017
Tax qualification status	us-gaap:QualifiedPlanMember